Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 29, 2020	Oct. 23, 2020	Nov. 22, 2019	Oct. 31, 2020	Nov. 30, 2019	Dec. 31, 2020	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Reverse stock split, description	On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.	Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was made effective December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all period presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share	1-for-4 reverse split	9-for-10 reverse stock split.